Derivative Financial Instruments and Risk Management Policies - Exchange Rate Risk (Details) € in Millions, Bs. in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) venezuelanBolivarSoberano / $	Dec. 31, 2019 EUR (€) venezuelanBolivarSoberano / $	Dec. 31, 2020 VEB (Bs.) venezuelanBolivarSoberano / $	Dec. 31, 2019 VEB (Bs.) venezuelanBolivarSoberano / $
Disclosure of detailed information about hedging instruments [line items]
Foreign exchange gain (loss)	€ (26)	€ (413)
Foreign exchange rate | venezuelanBolivarSoberano / $	2,094,405	68,448	2,094,405	68,448
Net debt held as a hedging instrument	€ 35,228
Increase in financial income due to the effect of monetary correction for inflation	€ 165	€ 492
Latin American Denominated Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	4,884	4,077
US Dollar Denominated Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	202	244
Pounds Sterling Denominated Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	8,371	3,938
Venezuelan Bolívar Soberano
Disclosure of detailed information about hedging instruments [line items]
Foreign exchange gain (loss)	€ (139)	€ (426)
Venezuelan Bolívar Soberano | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ 43	€ 93	Bs. 109,774,609	Bs. 7,122,859
Latin American currencies vs USD
Disclosure of detailed information about hedging instruments [line items]
Increase in exchange rate	10.00%